Note 17 - Contingencies	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(17)	Contingencies

From time to time, the Company is involved in various claims, legal actions and regulatory reviews arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position, results of operations or liquidity.

The Company believes continuing and lingering direct and indirect impacts of the COVID-19 pandemic and certain macroeconomic trends as the COVID-19 pandemic has become more endemic-like in the U.S. have created challenges that have affected production volumes and sales despite increased demand during fiscal year 2022. While recently improving, the Company has continued to experience challenges recruiting additional personnel (particularly, production personnel), as well as certain raw material supply chain challenges. These challenges have impacted shipped product volumes and sales. Additionally, as product demand has grown, these challenges have resulted in longer lead times for certain products, and contributed to increases in sales order backlog/forward load. The Company has taken steps to successfully mitigate (to a certain extent) the impacts of these challenges; however, at this time the Company believes these challenges will continue.

The extent to which the COVID-19 pandemic may directly and indirectly affect the Company in the future will depend on ongoing developments, which are highly uncertain and cannot be reasonably predicted, including, but not limited to, the duration and severity of any future outbreaks; the timing and extent of any imposition or easing of restrictions on businesses and individuals in various markets; any impact on product demand in certain of the Company’s markets; the potential for any resurgence of the virus (including its variant strains); any supply chain and labor constraints impacting production volumes and costs directly or indirectly resulting from the pandemic and after effects of the pandemic; as well as a variety of other unknowable factors.